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                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                          HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

                     CERTIFICATION PURSUANT TO RULE 497(j)
                               FILE NO. 333-62811

Pursuant to Rule 497(j) under the Securities Act of 1933 ( the "1933 Act"), the prospectus dated May 1, 2000 for Pennant Select and the Statement of Additional Information also dated May 1, 2000 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 3 filed electronically on April 25, 2000.



                                        Penn Mutual Variable Annuity Account III
                                        The Penn Mutual Life Insurance Company


                                                  By: /s/ Kenneth J. Kussay
Dated: May 2, 2000                                   ---------------------
                                                          Kenneth J. Kussay